UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	[1]	4,430,210	1,018,663
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	[1]	4,430,210	1,018,663
LOSS PER SHARE Basic - continuing operations		$ (0.17)	$ (0.84)
LOSS PER SHARE diluted - continuing operations		(0.17)	(0.84)
LOSS PER SHARE Basic - discontinued operations		(0.86)	(6.77)
LOSS PER SHARE diluted - discontinued operations		$ (0.86)	$ (6.77)

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022 and 1-for-5 share consolidation effective on May 15, 2023.